Interest and Finance Costs (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Finance Costs
Interest expense (Note 5)	$ 32,887	$ 25,926	$ 13,338
Amortization of deferred financing fees	1,984	1,545	785
Commitment fees (Note 5)	2	15	360
Other	118	488	41
Total	$ 34,991	$ 27,974	$ 14,524